Acquisition of Biostrand - Summary of Changes in Value of Subsequent Payments (Detail) - Biostrand B V [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about business combination [line items]
Beginning balance	$ 285	$ 314
Foreign exchange	(2)	19
Accretion	0	10
Deferred acquisition payments		(312)
Ending balance	$ 0	$ 285